Business Combinations (Details 1) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income loss before income tax expense	$ (949,715)			$ 651,559			$ (1,010,368)	$ 2,019,611	$ 2,447,690	$ 904,033
Provision (benefit) for income taxes	(25,379)			174,369			113,897	552,968	675,854	311,183
Net (loss) income	$ (924,336)	$ (222,677)	$ 22,748	$ 477,190	$ 526,963	$ 462,490	(1,124,265)	1,466,643	1,771,836	592,850
Landsea Homes [Member]
Revenue							449,870,000	344,849,000	630,988,000	378,617,000	$ 197,306,000
Income loss before income tax expense							(26,480,000)	10,049,000	28,550,000	41,319,000	(145,000)
Provision (benefit) for income taxes							(6,738,000)	2,597,000	6,159,000	4,613,000	158,000
Net (loss) income							(19,742,000)	7,452,000	22,391,000	36,706,000	$ (303,000)
Landsea Homes [Member] | Pinnacle West [Member]
Revenue							452,322,000	460,322,000	662,886,000	428,089,000
Income loss before income tax expense							(24,209,000)	3,662,000	28,842,000	36,161,000
Provision (benefit) for income taxes							(6,081,000)	947,000	6,222,000	4,035,000
Net (loss) income							$ (18,128,000)	$ 2,715,000	$ 22,620,000	$ 32,126,000